EQUITY (Details Narrative) - $ / shares	1 Months Ended	6 Months Ended
	Feb. 28, 2019	Jun. 30, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding		87,495,221	87,187,289
Preferred shares issued		0	0
Preferred shares outstanding		0	0
SAPESCO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares issuance		2,237,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares issuance	1,300,214
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants		22,921,700
Ordinary share price per shares		$ 5.75
Warrants expire date		Jun. 06, 2023
Private Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants		12,618,680
Ordinary share price per shares		$ 5.75
Warrants expire date		Jun. 06, 2023